Stockholders' Equity (Details) (USD $)	9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	3 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 12, 2012	Mar. 31, 2012 Molymet	Sep. 30, 2012 Molymet	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Feb. 28, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 Molycorp	Sep. 30, 2012 Convertible Debt 6.00% Convertible Notes
Stockholders' Equity
Own-share Lending Arrangement, Shares, Issued									13,800,000	13,800,000
Stock issued during the period, shares							12,500,000		99,723	13,800,000
Share Price									$ 10	$ 10
underwriting discounts and commissions										6.00%
flat fee paid to underwriters										$ 1,500,000
primary shares purchased by insiders										7,090,000
Shares outstanding									137,957,451	137,957,451	83,896,043	82,291,200		2,070,000	2,070,000	2,070,000
Dividend rate (as a percent)													5.50%	5.50%
Interest rate																			6.00%
Common stock issued to acquire the entity (in shares)																	507,203	13,545,426
Fair value of common stock						284,100,000
Exchangeable Shares converted									316,860
Stock issued during the period, value	132,130,000			15,000,000	18,004,000		390,100,000	390,093,000
Stock issuance costs				29,200,000			100,000
Price per share of common stock issued for investment				$ 2.60	$ 4.68		$ 31.218
Number of consecutive trading days to calculate common stock price							20 days
Premium percentage added to common stock price							10.00%
Cash dividend declared (in dollars per share)															$ 1.375
Cash dividend declared and paid (in dollars)	$ 8,539,000	$ 6,167,000	$ 9,015,000	$ 0	$ 0									$ 2,800,000	$ 8,500,000	$ 9,000,000